UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund

The Rice Hall James Funds
Annual Report	October 31, 2010
Rice Hall James Mid Cap Portfolio
Rice Hall James Small Cap Portfolio
Rice Hall James Micro Cap Portfolio
Investment Adviser:
Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedules of Investments
Mid Cap Portfolio	9
Small Cap Portfolio	12

Summary Schedule of Investments
Micro Cap Portfolio	15

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets
Mid Cap Portfolio	20
Small Cap Portfolio	21
Micro Cap Portfolio	22

Financial Highlights
Mid Cap Portfolio	23
Small Cap Portfolio	24
Micro Cap Portfolio	25

Notes to Financial Statements	26

Report of Independent Registered Public Accounting Firm	35

Disclosure of Fund Expenses	36

Trustees and Officers of The Advisors’ Inner Circle Fund	38

Approval of Investment Advisory Agreements	46

Notice to Shareholders	49
The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
SHAREHOLDERS’ LETTER
RHJ Funds Annual Report
Despite a rather lackluster economic recovery, the past year’s equity market returns have been surprisingly strong. Midway through 2010, we experienced an environment rife with investor pessimism, marked by overwhelming macroeconomic concerns — fiscal crises and austerity measures in Europe, the BP oil spill and its collateral impact on the economy, and worries domestically of an economy still vulnerable to weak housing, unemployment and a double dip recession.
This period was followed by a powerful rally in September and October whereby valuations expanded dramatically as investors extrapolated the earnings growth, achieved on the back of huge cost cuts, far into the future. Of particular concern to us are high valuations assigned to lower quality companies with meaningful cyclicality. That said, given the improvements in cost structure that companies have put in place, corporate America is better positioned than it was a year ago. Strengthened balance sheets after two years of de-levering and the increasing availability of low-cost financing, provides a solid backdrop for stable corporate operations.
However, macro-economic issues remain front and center and very much outside of individual companies’ control. Unlike Corporate America, consumers’ balance sheets are still in need of repair. As the consumer continues to de-leverage, we believe we are in for a prolonged period of relatively subdued demand, particularly if we see further weakness in residential housing and continued high unemployment. Combine this with significant overcapacity in retail and you could see meaningful weakness as the sector downsizes and consolidates.
Throughout 2010, Mr. Market had a bipolar disorder as we’ve seen several dramatic broad market swings in response to frenetic shifts in perspective on the health of the economy. September and October were particularly strong months for the benchmarks as renewed expectations of quantitative easing brought buyers into equities — quelling what had been increasingly pronounced concerns over prolonged deflationary worries only a month earlier.
The macro picture is particularly complex and cloudy at the moment with market participants rightly sensing that the rules of the game are vulnerable to shifts in regulation, trade policy, monetary policy, government spending, tax policy, etc. Navigating a deceleration in earnings growth rates following the initial pop from inventory restocking is a major consideration for investors to digest. Earnings estimates for 2011 have been steadily coming down since late in the spring and the coming months will begin to reveal whether we are in fact in a “muddle-through” type economic scenario, and whether investors’ expectations are calibrated correctly.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
This year’s volatility and investor confusion has led to the emergence and recognition of a new theme: high equity market correlation. Flustered investors increasingly are treating individual equity issues collectively as a homogenous asset, with significantly less regard for the underlying prospects of individual companies. In tandem with heightened perceptions of systematic risk, the investment decision has become almost binary for many market participants — buy risk or sell risk. A July WSJ article (The Herd Instinct Takes Over) points to correlations between the S&P 500 Index and its constituents as being at the highest levels observed since the market crash in October 1987. Importantly, while stocks are highly correlated directionally, the magnitudes of the individual stock moves are hugely different, greatly benefitting the highest beta/momentum ideas, with little regard for valuation levels, when the risk trade is “on,” as in the most recent market upturn.
Fortunately, the state of Corporate America itself appears considerably less volatile than the markets would imply. Economic activity remains subdued due to the aforementioned macro concerns, however, companies are generally well positioned and managements are talking more about growth opportunities than positioning for renewed economic weakness. Should economic sentiment remain at least modestly constructive, we would expect meaningful investment to kick in as well-capitalized companies invest in their businesses.
We expect our companies to deliver solid results in the coming quarters, but it is even more critical than a few months ago to be cognizant of investor expectations and avoid overpaying for growth that remains somewhat in question. Our discipline steers us away from frothy expectations and the corresponding momentum embedded in “hot stocks” — a feature that contributed to our soft relative performance this year. However, our strict valuation discipline has helped in the past to balance out the corresponding negative moves when those heady expectations are disappointed.
Our view is that this binary approach to investing is fraught with risk. Investors who rush to adjust their portfolio to the macro theme of the day — positioning for deflation in August only to switch back to inflation and expectations of further ‘quantitative easing’ in September — are setting themselves up for poor risk-adjusted investment results. We prefer to remain focused on evaluating investment opportunities at the individual company level and build a portfolio with an eye toward maximum relative performance over the long term. We believe we can identify superior reward/risk opportunities by investing in well run companies with reasonable investor expectations within an 18 to 24 month time horizon.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
RHJ Mid Cap Portfolio

		Calendar
As of October 31, 2010	6 Months	YTD	1 Year

RHJ Mid Cap Portfolio	(0.63)%	7.87%	18.40%

Russell Midcap Index	2.22%	15.26%	27.71%

Russell Midcap Growth Index	3.90%	15.19%	28.03%

For the year ended October 31, 2010, the RHJ Mid Cap Portfolio (the “Fund”) posted an 18.40% return, underperforming the Russell Midcap Index, which returned an impressive 27.71%.
During the year, the Fund’s holdings did not keep up with such a dramatic rally, led by high-beta stocks. Consumer Discretionary was the best performing sector in the benchmark with a whopping 37%, outpacing the Fund’s sector which returned 17%. Stock selection lagged within Health Care with an 8% return. Stock selection also lagged with the Industrials sector which returned 19% compared to 29% for the index.
On a positive note, our continued underweight to Utilities helped the Fund. Our continued overweight to Technology during the year was again a strong positive as the Fund sector generated a 47% return, compared to 32% for the index.
RHJ Small Cap Portfolio

		Calendar
As of October 31, 2010	6 Months	YTD	1 Year

RHJ Small Cap Portfolio	(0.48)%	10.04%	20.89%

Russell 2000 Index	(1.24)%	13.58%	26.58%

Russell 2000 Growth Index	2.53%	14.97%	28.67%

The RHJ Small Cap Portfolio (the “Fund”) was up 20.89% for the year ended October 31, 2010, behind the Russell 2000 Index which posted a 26.58% return.
During this period, stock selection was weakest within Health Care with a 6% return, compared to 19% for the index. Industrials holdings also lagged the benchmark sector with a 19% return, compared to 27% for the index. The Fund’s holdings also lagged within Materials, which was the best performing index sector with a 39% return.
Within Financials, our continued significant underweight combined with better stock selection was a strong positive during the period. Our Technology holdings were up 39% compared to 37% for the index. Stock selection was also superior

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
within Consumer Discretionary with an impressive 45% return, compared to 29% for the index. Lastly, the Fund’s Energy names were up a whopping 55%, more than double the return of the index sector.
RHJ Micro Cap Portfolio

		Calendar
As of October 31, 2010	6 Months	YTD	1 Year

RHJ Micro Cap Portfolio	(4.54)%	9.37%	21.57%

Russell 2000 Index	(1.24)%	13.58%	26.58%

Russell Microcap Index	(4.32)%	14.02%	25.07%

Russell Microcap Growth Index	0.74%	14.05%	25.14%

The RHJ Micro Cap Portfolio (the “Fund”) posted a 21.57% return for the year ended October 31, 2010, behind the Russell 2000 Index which returned 26.58%.
During the year, stock selection lagged within Industrials with a 13% return compared to 27% for the index. While our slight overweight to Technology was a positive for the period, the holdings within the Fund sector were up 18%, compared to 37% for the index. Health Care was another area that lagged with a 9% return for the Fund, compared to 19% for the index.
On a good note, our significant underweight to Financials continued to help the Fund. Stock selection was very strong within Energy which returned 35% compared to 23% for the index. Finally, Consumer Discretionary holdings posted an impressive 60% return for the period, double the return of the index sector.
Investment Management Team
The RHJ Funds
This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
Definition of Comparative Indices
Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.
Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
Russell Microcap Index is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.
Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
Growth of a $10,000 Investment

*	Commencement of operations.

**	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses.
If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
Growth of a $10,000 Investment

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses.
If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
Growth of a $10,000 Investment

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

**	The performance of the Russell Microcap Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes. This is a new index that has been chosen as a secondary benchmark index because it does not yet have a long enough performance history to serve as the primary index. The Adviser believes, however, that the Russell Microcap Index is the most appropriate broad-based securities index to be used for comparative purposes given the investment strategy of the Fund.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2010
SECTOR WEIGHTINGS (Unaudited)†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
CONSUMER DISCRETIONARY —14.2%
BorgWarner*	3,290	$184,602
DreamWorks Animation SKG, Cl A*	5,255	185,502
Gentex	8,314	166,114
John Wiley & Sons, Cl A	2,559	110,446
Mattel	6,780	158,177
Tupperware Brands	3,149	141,107
Urban Outfitters*	2,432	74,832

		1,020,780

CONSUMER STAPLES — 2.9%
Ralcorp Holdings*	3,318	205,915

ENERGY — 6.7%
Brigham Exploration*	5,105	107,665
Forest Oil*	3,562	109,460
Helmerich & Payne	2,804	119,955
Tidewater	3,228	148,908

		485,988

FINANCIALS — 6.1%
City National	2,970	153,163
MSCI, Cl A*	4,951	177,493
People’s United Financial	8,777	108,045

		438,701

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 15.2%
Alere*	4,210	$124,405
Cephalon*	2,227	147,962
CR Bard	2,503	208,049
Gen-Probe*	3,099	150,085
Hologic*	8,027	128,593
Mednax*	3,260	193,024
Pharmaceutical Product Development	5,528	142,678

		1,094,796

INDUSTRIALS —22.8%
Acuity Brands	3,192	159,823
Copart*	2,849	96,467
Flowserve	1,265	126,500
Hertz Global Holdings*	19,080	215,985
IDEX	4,443	160,304
Jacobs Engineering Group*	1,863	71,931
Kansas City Southern*	4,301	188,470
Republic Services, Cl A	7,081	211,085
Shaw Group*	2,952	90,213
Valmont Industries	1,899	149,736
Werner Enterprises	7,984	170,219

		1,640,733

INFORMATION TECHNOLOGY —22.8%
Agilent Technologies*	3,133	109,028
Atmel*	23,345	206,837
Cognizant Technology Solutions, Cl A*	2,508	163,497
Compuware*	17,977	179,950
F5 Networks*	1,663	195,735
International Rectifier*	4,029	93,593
National Instruments	4,721	164,244
Nuance Communications*	12,142	190,751
Solera Holdings	3,502	168,271
Zebra Technologies, Cl A*	4,667	166,985

		1,638,891

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
MATERIALS — 6.7%
Air Products & Chemicals	2,349	$199,595
Allegheny Technologies	2,595	136,731
Nucor	3,925	150,013

		486,339

Total Common Stock (Cost $ 5,726,154)		7,012,143

SHORT-TERM INVESTMENTS (A) — 4.2%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.070%	291,569	291,569
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.050%	14,708	14,708

Total Short-Term Investments (Cost $306,277)		306,277

Total Investments — 101.6% (Cost $6,032,431)		$7,318,420

Percentages are based on Net Assets of $7,203,017.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

Cl	Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2010
SECTOR WEIGHTINGS (Unaudited)†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.4%

	Shares	Value
CONSUMER DISCRETIONARY — 14.5%
Arbitron	31,600	$800,112
Bebe Stores	41,300	270,928
Coinstar*	15,600	898,248
Fossil*	9,300	548,607
K12*	18,000	502,380
Lululemon Athletica*	12,800	567,296
O’Reilly Automotive*	16,900	988,650
PEP Boys-Manny Moe & Jack	37,800	441,882

		5,018,103

CONSUMER STAPLES — 4.1%
Darling International*	77,200	772,772
Diamond Foods	14,800	654,160

		1,426,932

ENERGY — 7.2%
Clean Energy Fuels*	44,300	643,236
Energy XXI Bermuda*	27,500	597,850
Gulfport Energy*	39,700	661,402
SandRidge Energy*	106,800	584,196

		2,486,684

FINANCIALS — 4.0%
FirstMerit	23,300	400,294
Signature Bank*	15,300	646,272
Sterling Bancshares	61,900	333,641

		1,380,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 18.7%
Analogic	7,600	$346,788
Catalyst Health Solutions*	17,900	677,515
Emergency Medical Services, Cl A*	14,300	777,634
Hanger Orthopedic Group*	45,200	846,144
ICON ADR*	29,568	572,141
Immucor*	24,100	419,340
IPC The Hospitalist*	22,900	733,487
Martek Biosciences*	32,900	722,155
Owens & Minor	22,350	636,528
PerkinElmer	27,000	633,150
Questcor Pharmaceuticals*	9,232	113,276

		6,478,158

INDUSTRIALS — 20.0%
Allegiant Travel, Cl A	14,600	687,514
Chart Industries*	46,700	1,088,110
Copart*	11,400	386,004
Forward Air	15,000	403,200
Hexcel*	21,400	380,278
Insituform Technologies, Cl A*	34,800	751,680
Kirby*	13,300	571,767
Marten Transport	32,800	696,672
Middleby*	6,700	500,222
Mobile Mini*	40,000	697,200
Orbital Sciences*	47,900	777,896

		6,940,543

INFORMATION TECHNOLOGY — 22.1%
Ariba*	36,123	678,390
Blackboard*	10,900	454,966
Diebold	21,700	665,105
Entegris*	148,000	885,040
FEI*	37,800	822,528
Intermec*	34,200	398,430
IPG Photonics*	23,300	524,250
JDS Uniphase*	61,700	648,467
MasTec*	50,000	610,000
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
OSI Systems*	25,400	$914,400
Polycom*	14,600	493,188
ValueClick*	42,100	579,296

		7,674,060

MATERIALS — 1.8%
Intrepid Potash*	18,000	617,940

Total Common Stock (Cost $26,962,170)		32,022,627

SHORT-TERM INVESTMENTS (A) — 5.1%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.070%	1,376,971	1,376,971
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.050%	397,706	397,706

Total Short-Term Investments (Cost $1,774,677)		1,774,677

Total Investments — 97.5% (Cost $28,736,847)		$33,797,304

Percentages are based on Net Assets of $34,671,646.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

ADR	American Depositary Receipt

Cl	Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010
SECTOR WEIGHTINGS (Unaudited)†

†	Percentages are based on total investments.
SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.0%**

	% of
	Net Assets	Shares	Value
CONSUMER DISCRETIONARY — 19.1%
Amerigon*	1.3%	69,100	$744,898
Arbitron	1.4	33,500	848,220
Asbury Automotive Group*	2.1	88,000	1,268,960
Kid Brands*	1.2	73,049	712,958
Leapfrog Enterprises, Cl A*	1.5	165,700	926,263
Peet’s Coffee & Tea*	1.8	28,800	1,101,600
Ruth’s Hospitality Group*	1.1	148,700	678,072
Shutterfly*	1.7	35,600	1,071,560
West Marine*	1.3	81,800	802,458
Westport Innovations*	1.4	47,500	860,700
Other Securities	4.3		2,530,810

			11,546,499

CONSUMER STAPLES — 4.6%
Calavo Growers	2.0	53,800	1,179,834
Elizabeth Arden*	1.5	44,700	914,115
WD-40	1.1	18,600	686,154

			2,780,103

ENERGY — 6.3%
Gulfport Energy*	2.2	78,500	1,307,810
Natural Gas Services Group*	1.2	44,600	702,450
Northern Oil and Gas*	1.5	45,700	899,376
Rex Energy*	1.4	71,651	882,740

			3,792,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	% of
	Net Assets	Shares	Value
FINANCIALS — 2.7%
PRGX Global*	1.4%	145,800	$874,800
Other Securities	1.3		767,208

			1,642,008

HEALTH CARE — 11.2%
Almost Family*	1.1	18,900	652,617
Angiodynamics*	1.3	55,200	784,944
Assisted Living Concepts, Cl A*	1.5	28,500	919,125
Quidel*	1.1	57,700	667,012
Vital Images*	1.1	50,782	675,401
Zoll Medical*	2.2	41,000	1,333,730
Other Securities	2.9		1,772,104

			6,804,933

INDUSTRIALS — 26.5%
ACCO Brands*	1.1	109,500	682,185
Altra Holdings*	1.1	44,000	651,200
Chart Industries*	2.3	59,000	1,374,700
DXP Enterprises*	1.4	44,900	854,896
ICF International*	1.8	42,661	1,092,975
Innerworkings*	1.3	117,398	806,524
MYR Group*	1.3	51,523	803,244
Polypore International*	1.6	28,693	954,616
PowerSecure International*	1.2	79,500	748,095
Schawk, Cl A	1.7	51,400	998,188
Team*	1.4	42,300	839,232
Titan Machinery*	1.4	44,900	872,856
Trex*	1.2	39,700	712,615
USA Truck*	1.1	46,450	637,294
Wabash National*	1.2	92,600	746,356
Other Securities	5.4		3,247,674

			16,022,650

INFORMATION TECHNOLOGY — 21.4%
Anadigics*	1.9	167,300	1,132,621
Bottomline Technologies*	1.7	59,520	1,072,550
Globecomm Systems*	1.7	116,900	1,046,255
Harmonic*	1.5	126,800	885,064
HMS Holdings*	1.9	19,200	1,154,112
LivePerson*	1.4	91,200	844,512
Maxwell Technologies*	1.4	52,776	856,027
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	% of
	Net Assets	Shares	Value
INFORMATION TECHNOLOGY — continued
NVE*	1.3%	17,000	$818,210
Smith Micro Software*	1.2	58,572	712,236
SRS Labs*	1.5	104,000	919,360
Other Securities	5.9		3,552,061

			12,993,008

MATERIALS — 1.2%
Omnova Solutions*	1.2	92,900	741,342

Total Common Stock (Cost $48,065,416)			56,322,919

SHORT-TERM INVESTMENTS (A) — 4.8%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.070%	4.0	2,416,508	2,416,508
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.050%	0.8	519,049	519,049

Total Short-Term Investments (Cost $2,935,557)			2,935,557

Total Investments — 97.8% (Cost $51,000,973)			$59,258,476

Percentages are based on Net Assets of $60,582,184.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, where as broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

Cl	Class
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 474-5669; and (ii) on the SEC’s website at http://www.sec.gov.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap	Small Cap	Micro Cap
	Portfolio	Portfolio	Portfolio
Assets:
Investments at Value (Cost $6,032,431, $28,736,847 and $51,000,973, respectively)	$7,318,420	$33,797,304	$59,258,476
Receivable for Investment Securities Sold	84,455	1,048,413	2,248,976
Prepaid Expenses	8,947	10,214	11,728
Dividends Receivable	5,057	2,629	4,395
Receivable for Capital Shares Sold	2,728	885	623
Receivable Due from Investment Adviser	2,378	—	2,260

Total Assets	7,421,985	34,859,445	61,526,458

Liabilities:
Payable for Investment Securities Purchased	178,149	110,506	737,086
Payable for Capital Shares Redeemed	19,498	—	33,276
Payable Due to Investment Adviser	5,589	22,984	38,572
Payable Due to Administrator	2,137	9,888	17,701
Payable Due to Trustees	465	1,990	3,785
Chief Compliance Officer Fees Payable	374	1,600	3,043
Other Accrued Expenses	12,756	40,831	110,811

Total Liabilities	218,968	187,799	944,274

Net Assets	$7,203,017	$34,671,646	$60,582,184

Net Assets Consist of:
Paid-in Capital	$11,546,021	$32,982,615	$81,642,125
Accumulated Net Realized Loss on Investments	(5,628,993)	(3,371,426)	(29,317,444)
Net Unrealized Appreciation on Investments	1,285,989	5,060,457	8,257,503

Net Assets	$7,203,017	$34,671,646	$60,582,184

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization— no par value)	n/a	3,367,224	4,117,873

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	571,409	n/a	n/a

Net Asset Value,
Per share — Institutional Class	n/a	$10.30	$14.71	*

Net Asset Value,
Per share — Investor Class	$12.61	n/a	n/a

*	Redemption price per share may be less if shares are redeemed less than 90 days from date of purchase. See Note 2 in Notes to Financial Statements.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE YEAR ENDED
OCTOBER 31, 2010
STATEMENTS OF OPERATIONS

	Mid Cap	Small Cap	Micro Cap
	Portfolio	Portfolio	Portfolio
Investment Income
Dividends	$142,138	$163,672	$199,867

Total Income	142,138	163,672	199,867

Expenses
Investment Advisory Fees	131,535	291,090	645,509
Distribution Fees	36,538	—	—
Shareholder Servicing Fees	—	12,335	307,465
Administration Fees	36,528	94,674	218,838
Trustees’ Fees	2,608	6,910	15,665
Chief Compliance Officer Fees	1,647	4,410	9,997
Transfer Agent Fees	35,596	46,830	75,821
Registration and Filing Fees	16,471	16,899	20,378
Printing Fees	7,136	17,701	37,443
Legal Fees	6,713	15,938	39,154
Custodian Fees	5,629	5,000	5,000
Audit Fees	4,469	18,592	35,159
Other Expenses	6,820	9,450	14,851

Expenses Before Expense Waiver and Fees Paid Indirectly	291,690	539,829	1,425,280

Less:
Waiver of Investment Advisory Fees	(83,997)	—	(46,208)
Fees Paid Indirectly(1)	(3,468)	(6,597)	(5,225)

Net Expenses After Expense Waiver and Fees Paid Indirectly	204,225	533,232	1,373,847

Net Investment Loss	(62,087)	(369,560)	(1,173,980)

Net Realized Gain on Investments	1,775,487	4,892,516	17,365,678
Net Change in Unrealized Appreciation (Depreciation) on Investments	679,108	2,938,723	1,220,002

Total Net Realized and Unrealized Gain on Investments	2,454,595	7,831,239	18,585,680

Net Increase in Net Assets Resulting from Operations	$2,392,508	$7,461,679	$17,411,700

(1)	See Note 4 in Notes to Financial Statements.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Loss	$(62,087)	$(96,715)
Net Realized Gain (Loss) on Investments	1,775,487	(5,606,770)
Net Change in Unrealized Appreciation (Depreciation) on Investments	679,108	8,877,150

Net Increase in Net Assets Resulting from Operations	2,392,508	3,173,665

Capital Share Transactions:
Issued	1,569,099	4,451,489
Redeemed	(17,692,372)	(9,259,764)

Net Decrease in Net Assets from Capital Share Transactions	(16,123,273)	(4,808,275)

Total Decrease in Net Assets	(13,730,765)	(1,634,610)

Net Assets:
Beginning of Year	20,933,782	22,568,392

End of Year	$7,203,017	$20,933,782

Undistributed Net Investment Income	$—	$—

Shares Issued and Redeemed:
Issued	134,828	513,674
Redeemed	(1,529,247)	(1,003,937)

Net Decrease from Shares Outstanding from Share Transactions	(1,394,419)	(490,263)

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Loss	$(369,560)	$(282,383)
Net Realized Gain (Loss) on Investments	4,892,516	(4,572,357)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,938,723	10,105,006

Net Increase in Net Assets Resulting from Operations	7,461,679	5,250,266

Capital Share Transactions:
Issued	1,031,205	3,994,258
Redeemed	(14,554,665)	(3,832,357)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,523,460)	161,901

Total Increase (Decrease) in Net Assets	(6,061,781)	5,412,167

Net Assets:
Beginning of Year	40,733,427	35,321,260

End of Year	$34,671,646	$40,733,427

Undistributed Net Investment Income	$—	$—

Shares Issued and Redeemed:
Issued	107,947	529,789
Redeemed	(1,521,119)	(558,279)

Net Decrease from Shares Outstanding from Share Transactions	(1,413,172)	(28,490)

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Loss	$(1,173,980)	$(1,113,290)
Net Realized Gain (Loss) on Investments	17,365,678	(15,991,534)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,220,002	26,710,878

Net Increase in Net Assets Resulting from Operations	17,411,700	9,606,054

Capital Share Transactions:
Issued	7,081,887	31,834,863
Redemption Fees(1)	4,706	19,335
Redeemed	(72,528,995)	(42,538,548)

Net Decrease in Net Assets from Capital Share Transactions	(65,442,402)	(10,684,350)

Total Decrease in Net Assets	(48,030,702)	(1,078,296)

Net Assets:
Beginning of Year	108,612,886	109,691,182

End of Year	$60,582,184	$108,612,886

Undistributed Net Investment Income	$—	$—

Shares Issued and Redeemed:
Issued	512,082	3,234,836
Redeemed	(5,368,830)	(4,121,269)

Net Decrease from Shares Outstanding from Share Transactions	(4,856,748)	(886,433)

(1)	See Note 2 in Notes to Financial Statements.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$10.65	$9.19	$15.44	$13.51	$11.76

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.05)	(0.04)	(0.03)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss)	2.01	1.50	(5.56)	2.60	2.07

Total from Investment Operations	1.96	1.46	(5.59)	2.57	2.08

Dividends and Distributions from:
Net Investment Income	—	—	—	(0.01)	—
Net Realized Gain	—	—	(0.66)	(0.63)	(0.33)
Return of Capital	—	—	— (2)	—	—

Total Dividends and Distributions	—	—	(0.66)	(0.64)	(0.33)

Net Asset Value, End of Year	$12.61	$10.65	$9.19	$15.44	$13.51

Total Return†	18.40%	15.89%	(37.73)%	19.74%	18.01%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$7,203	$20,934	$22,568	$25,949	$8,579
Ratio of Net Expenses to Average Net Assets(3)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.00%	1.85%	1.62%	1.63%	2.06%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.42)%	(0.47)%	(0.25)%	(0.22)%	0.05%
Portfolio Turnover Rate	67%	60%	68%	81%	72%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

(1)	Per share calculations were performed using average shares for the year.

(2)	Value is less than $0.01 per share.

(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.42%, 1.40%, 1.40%, 1.40% and 1.40%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$8.52	$7.34	$13.93	$15.05	$15.24

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.06)	(0.06)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.88	1.24	(4.45)	2.48	1.54

Total from Investment Operations	1.78	1.18	(4.51)	2.42	1.50

Distributions from:
Net Realized Gain	—	—	(2.08)	(3.54)	(1.69)
Return of Capital	—	—	— (2)	—	—

Total Distributions	—	—	(2.08)	(3.54)	(1.69)

Net Asset Value, End of Year	$10.30	$8.52	$7.34	$13.93	$15.05

Total Return†	20.89%	16.08%††	(37.45)%	19.30%	10.45%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$34,672	$40,733	$35,321	$65,904	$78,563
Ratio of Net Expenses to Average Net Assets	1.47%	1.34%	1.17%	1.02%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.49%	1.41%	1.20%	1.09%	1.07%
Ratio of Net Investment Loss to Average Net Assets	(1.02)%	(0.82)%	(0.54)%	(0.43)%	(0.25)%
Portfolio Turnover Rate	78%	78%	88%	74%	83%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

(1)	Per share calculations were performed using average shares for the year.

(2)	Value is less than $0.01 per share.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$12.10	$11.12	$21.95	$20.66	$21.77

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.19)	(0.12)	(0.15)	(0.15)	(0.14)
Net Realized and Unrealized Gain (Loss)	2.80	1.10	(8.13)	2.92	2.37

Total from Investment Operations	2.61	0.98	(8.28)	2.77	2.23

Redemption Fees(2)	—	—	—	—	—

Distributions from:
Net Realized Gain	—	—	(2.55)	(1.48)	(3.34)
Return of Capital	—	—	— (2)	—	—

Total Distributions	—	—	(2.55)	(1.48)	(3.34)

Net Asset Value, End of Year	$14.71	$12.10	$11.12	$21.95	$20.66

Total Return†	21.57%††	8.81%††	(41.94)%	13.96%	11.15%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$60,582	$108,613	$109,691	$216,550	$198,399
Ratio of Net Expenses to Average Net Assets(3)	1.60%	1.47%	1.31%	1.20%	1.19%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.66%	1.54%	1.31%	1.21%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	(1.11)%	(0.97)%	(0.71)%	(0.68)%
Portfolio Turnover Rate	128%	139%	119%	127%	114%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

(1)	Per share calculations were performed using average shares for the year.

(2)	Value is less than $0.01 per share.

(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.61%, 1.47%, 1.31%, 1.21% and 1.20%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 34 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations which fall within the range of the Russell Microcap Index. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010, there were no securities valued in accordance with the Fair Value Procedures.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•   Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
•   Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
•   Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of October 31, 2010, all of the Funds’ investments are Level 1. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.
For the year ended October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2010, there were no Level 3 securities.
For the year ended October 31, 2010, there were no significant changes to the Funds’ fair value methodologies.
Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended October 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Funds did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $4,706 and $19,335 for the years ended October 31, 2010 and 2009.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.
The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Funds’ expenses. Under this arrangement, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio had expenses reduced by $3,439, $6,556 and $5,136, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2010, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $29, $41 and $89, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
5. Investment Advisory Agreements:
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2012, if necessary, in order to keep the Mid Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At October 31, 2010, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $147,291. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio’s and the Micro Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Small Cap Portfolio and the Micro Cap Portfolio.
6.	Investment Transactions:
The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the year ended October 31, 2010, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$9,388,538	$24,612,770
Small Cap Portfolio	27,093,737	41,375,222
Micro Cap Portfolio	104,153,061	172,172,967
There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.
Permanent book and tax basis differences are primarily attributable to net operating losses, which have been classified to/(from) the following for the year ended October 31, 2010:

	Undistributed Net
RHJ Fund	Investment Income	Paid-in Capital
Mid Cap Portfolio	$62,087	$(62,087)
Small Cap Portfolio	369,560	(369,560)
Micro Cap Portfolio	1,173,980	(1,173,980)
As of October 31, 2010 , the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

			Total
			Distributable
			Earnings/
	Capital Loss	Unrealized	(Accumulated
RHJ Fund	Carryforward	Appreciation	Losses)
Mid Cap Portfolio	$(5,514,112)	$1,171,108	$(4,343,004)
Small Cap Portfolio	(3,306,725)	4,995,756	1,689,031
Micro Cap Portfolio	(29,010,063)	7,950,122	(21,059,941)
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net capital gains. During the year ended October 31, 2010, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $1,671,549, $4,885,787 and $17,058,901, respectively, to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2010, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
RHJ Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Mid Cap Portfolio	$6,147,312	$1,341,709	$(170,601)	$1,171,108
Small Cap Portfolio	28,801,548	6,150,565	(1,154,809)	4,995,756
Micro Cap Portfolio	51,308,354	8,940,602	(990,480)	7,950,122
At October 31, 2010, the Funds had capital loss carryforwards for the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio, available to offset future realized capital gains, as seen below:

	Year
RHJ Fund	Expiring	Amount
Mid Cap Portfolio	Oct-17	$5,446,534
	Oct-16	67,578
Small Cap Portfolio	Oct-17	3,306,725
	Oct-16	—
Micro Cap Portfolio	Oct-17	15,982,656
	Oct-16	13,027,407
8. Other:
At October 31, 2010, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

	No. of	%
RHJ Fund	Shareholders	Ownership
Mid Cap Portfolio	2	69%
Small Cap Portfolio	4	71%
Micro Cap Portfolio	2	74%
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
9. New Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
10. Subsequent Events:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
The Advisors’ Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small Cap Portfolio and
Rice Hall James Micro Cap Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio and the summary schedule of investments of Rice Hall James Micro Cap Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rice Hall James Mid Cap Portfolio, Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio (three of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2010

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratios	Period*

Actual Fund Return
Mid Cap Portfolio	$1,000.00	$993.70	1.40%	$7.04
Small Cap Portfolio	1,000.00	995.20	1.60	8.05
Micro Cap Portfolio	1,000.00	954.60	1.61	7.93
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,018.15	1.40%	$7.12
Small Cap Portfolio	1,000.00	1,017.14	1.60	8.13
Micro Cap Portfolio	1,000.00	1,017.09	1.61	8.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested”

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
INTERESTED BOARD MEMBERS

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)

WILLIAM M. DORAN	Trustee	(Since 1992)
1701 Market Street
Philadelphia, PA 19103
70 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Oregon Transfer Company and Oregan Transfer Logistics, Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

Number of
Funds in
The Advisors’
	Inner Circle Fund	Other Directorships
Principal Occupation(s)	Overseen by	Held by Board
During Past 5 Years	Board Member	Member/Officer[3]

Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS

Number of
Funds in
The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member

Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004- 2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003
	N/A	N/A

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004- 2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.

Director of Client Services at SEI since 2004.
	N/A N/A	N/A N/A

Compliance Officer and Product Manager, SEI, 2005 — 2008. Vice President, Old Mutual Capital, 2000-2005. Operations Director, Prudential Investments, 1998 — 2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)
Board Considerations in Re-Approving the Advisory Agreement. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on May 18-19, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, representative clients, investment personnel and philosophy, risk management, business plan, execution quality and soft dollar policies. The representative also discussed the proposed dissolution of RHJ Management Company, LLC (“RHJM”), the sole member of the Adviser, and subsequent distribution of the membership interest to the members of RHJM. The representative explained that the transaction would eliminate RHJM and cause the current members of RHJM to become members of the Adviser. The representative noted that the proposed transaction would not impact the Funds nor cause any change to the Adviser’s personnel, compliance functions, services, operations and facilities. The representative also noted that the Adviser had consulted with legal counsel and believed that the proposed

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
transaction would not result in an assignment of the Adviser’s Advisory Agreement. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Investment Performance of the Funds and the Adviser. The Board was provided with information regarding each of the Fund’s performance since the Advisory Agreement was last approved, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. In particular, the Adviser’s representative noted that a key contributor to the recent market increase was the performance of low quality securities. The representative explained that the Adviser’s investment philosophy focused on higher quality securities and therefore the Funds’ performance had not experienced the same level of increase as the market. The Board then noted that although each Fund had underperformed its benchmark over various periods of time, each Fund’s long-term performance was in line with its respective benchmark and did not necessitate any significant

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
OCTOBER 31, 2010
additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.
Costs of Advisory Services, Profitability and Economies of Scale. In concluding that the advisory fees payable by each Fund to the Adviser were reasonable, the Trustees reviewed a report of the fees paid by the Funds to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to any Fund.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Funds will have no capital gain or ordinary distributions.

				Qualifying for
				Corporate
	Long-Term	Ordinary		Dividends	Qualifying	Short-Term
	Capital Gain	Income	Total	Received	Dividend	Capital Gain
	Distributions*	Distributions*	Distributions*	Deduction (1)	Income (2)	Dividend (3)
Mid Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Micro Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

*	Percentages are calculated over taxable distributions.

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of “Ordinary Income Distributions.”

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.
The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

The Rice Hall James Funds
P.O. Box 219009
Kansas City, MO 64121
866-474-5669
www.rhjfunds.com
Adviser:
Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, CA 92101
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a
current prospectus for the Funds described.
RHJ-AR-001-0900

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b	)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c	)	Tax Fees	$55,000	$0	$0	$0	$0	$0
(d	)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b	)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c	)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d	)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010
SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.0%**

	Shares	Value
CONSUMER DISCRETIONARY — 19.1%
Amerigon *	69,100	$744,898
Arbitron	33,500	848,220
Asbury Automotive Group *	88,000	1,268,960
Churchill Downs	15,800	572,434
Global Traffic Network *	53,560	341,177
Kid Brands *	73,049	712,958
Leapfrog Enterprises, Cl A *	165,700	926,263
Lumber Liquidators Holdings *	19,800	476,784
Peet’s Coffee & Tea *	28,800	1,101,600
RC2 *	28,766	606,963
Ruth’s Hospitality Group *	148,700	678,072
Shutterfly *	35,600	1,071,560
US Auto Parts Network *	66,765	533,452
West Marine *	81,800	802,458
Westport Innovations *	47,500	860,700

		11,546,499

CONSUMER STAPLES — 4.6%
Calavo Growers	53,800	1,179,834
Elizabeth Arden *	44,700	914,115
WD-40	18,600	686,154

		2,780,103

ENERGY — 6.3%
Gulfport Energy *	78,500	1,307,810
Natural Gas Services Group *	44,600	702,450
Northern Oil and Gas *	45,700	899,376
Rex Energy *	71,651	882,740

		3,792,376

FINANCIALS — 2.7%
Lakeland Financial	27,700	526,023
PRGX Global *	145,800	874,800
Resolute Energy *	20,082	241,185

		1,642,008

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010

	Shares	Value
COMMON STOCK — continued
HEALTH CARE — 11.2%
Abaxis *	18,800	$451,388
Almost Family *	18,900	652,617
Angiodynamics *	55,200	784,944
Assisted Living Concepts, Cl A *	28,500	919,125
Cantel Medical	31,500	583,380
Quidel *	57,700	667,012
Symmetry Medical *	55,300	489,405
Vascular Solutions *	22,893	247,931
Vital Images *	50,782	675,401
Zoll Medical *	41,000	1,333,730

		6,804,933

INDUSTRIALS — 26.5%
ACCO Brands *	109,500	682,185
Aerovironment *	17,280	405,389
Altra Holdings *	44,000	651,200
Chart Industries *	59,000	1,374,700
DXP Enterprises *	44,900	854,896
Echo Global Logistics *	33,300	472,860
Exponent *	14,200	453,264
Force Protection *	70,300	394,383
ICF International *	42,661	1,092,975
Innerworkings *	117,398	806,524
Kelly Services, Cl A *	40,800	605,880
MYR Group *	51,523	803,244
Polypore International *	28,693	954,616
PowerSecure International *	79,500	748,095
Saia *	32,000	463,360
Schawk, Cl A	51,400	998,188
Team *	42,300	839,232
Titan Machinery *	44,900	872,856
Trex *	39,700	712,615
US Ecology	27,900	452,538
USA Truck *	46,450	637,294

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010

	Shares	Value
COMMON STOCK — continued
Wabash National *	92,600	$746,356

		16,022,650

INFORMATION TECHNOLOGY — 21.4%
Anadigics *	167,300	1,132,621
Bottomline Technologies *	59,520	1,072,550
Globecomm Systems *	116,900	1,046,255
Harmonic *	126,800	885,064
HMS Holdings *	19,200	1,154,112
LivePerson *	91,200	844,512
Maxwell Technologies *	52,776	856,027
Medidata Solutions *	28,500	530,955
NVE *	17,000	818,210
Perficient *	56,594	597,633
Sanmina-SCI *	44,000	579,920
Smith Micro Software *	58,572	712,236
SRS Labs *	104,000	919,360
support.com *	107,000	606,690
Ultratech *	33,800	618,878
Vocus *	27,900	617,985

		12,993,008

MATERIALS — 1.2%
Omnova Solutions *	92,900	741,342

TOTAL COMMON STOCK (Cost $48,065,416)		56,322,919

SHORT-TERM INVESTMENTS (A) — 4.8%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.070%	2,416,508	2,416,508

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2010

	Shares	Value
SHORT-TERM INVESTMENTS — continued
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.050%	519,049	$519,049

TOTAL SHORT-TERM INVESTMENTS (Cost $2,935,557)		2,935,557

TOTAL INVESTMENTS — 97.8% (Cost $51,000,973)		$59,258,476

       Percentages are based on Net Assets of $60,582,184.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

Cl	Class

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
The Advisors’ Inner Circle Fund and Shareholders of
Rice Hall James Micro Cap Portfolio:
We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Rice Hall James Micro Cap Portfolio, (one of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) as of October 31, 2010, and for the year then ended and have issued our unqualified report thereon dated December 21, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments (the “Statement”) as of October 31, 2010 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Statement based on our audit.
In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

Philadelphia, Pennsylvania
December 21, 2010
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.